SPECIAL CHARGES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Other Income and Other Expense Disclosure [Text Block]	NOTE 13 – SPECIAL CHARGES As more fully discussed in Note 11: Commitments and Contingencies, during the first three months of 2010, we recorded a $122,000 charge related to an arbitration judgment.	NOTE 16 – SPECIAL CHARGES As described more fully in Note 14 – Commitments and Contingencies, during the first three months of 2010, we recorded a $122,000 charge related to a judgment.